Derivative Financial Instruments - Effect on the Consolidated Statement of Comprehensive Income (Detail) (Noninterest income, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Interest rate swaps
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Income	$ (24,605)	$ 4,837	$ (11,922)	$ 40,305	$ (19,369)
Mortgage loan commitments
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Income	14	3	19	375	(1,661)
Mortgage loan forward sale contracts
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Income	$ (14)	$ (3)	$ (19)	$ (375)	$ 1,661